Loans (Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 860,848	¥ 1,024,914
Recorded investment not requiring an allowance for loan losses	[1],[2]	128,855	150,163
Total	[1]	989,703	1,175,077
Unpaid principal balance		1,051,240	1,253,937
Related allowance	[3]	289,186	352,231
Average recorded investment		1,078,842	1,098,927
Interest income recognized	[4]	18,267	21,512
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	712,377	853,062
Recorded investment not requiring an allowance for loan losses	[1],[2]	110,262	133,884
Total	[1]	822,639	986,946
Unpaid principal balance		870,370	1,049,362
Related allowance	[3]	227,878	280,288
Average recorded investment		892,402	865,804
Interest income recognized	[4]	15,638	18,315
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	365,361	469,856
Recorded investment not requiring an allowance for loan losses	[1],[2]	8,144	9,662
Total	[1]	373,505	479,518
Unpaid principal balance		379,642	487,833
Related allowance	[3]	138,676	170,864
Average recorded investment		410,491	289,807
Interest income recognized	[4]	7,930	9,376
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	59,883	77,863
Recorded investment not requiring an allowance for loan losses	[1],[2]	17,000	23,446
Total	[1]	76,883	101,309
Unpaid principal balance		87,516	119,800
Related allowance	[3]	10,130	17,479
Average recorded investment		89,075	119,325
Interest income recognized	[4]	1,246	1,570
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	56,695	60,606
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,315	10,017
Total	[1]	66,010	70,623
Unpaid principal balance		72,603	78,470
Related allowance	[3]	19,095	18,771
Average recorded investment		69,525	77,028
Interest income recognized	[4]	1,292	1,449
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	134,425	138,981
Recorded investment not requiring an allowance for loan losses	[1],[2]	12,667	11,524
Total	[1]	147,092	150,505
Unpaid principal balance		157,215	161,843
Related allowance	[3]	46,304	54,481
Average recorded investment		149,324	150,525
Interest income recognized	[4]	2,376	2,529
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	25,665	31,568
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,491	4,004
Total	[1]	29,156	35,572
Unpaid principal balance		30,497	36,858
Related allowance	[3]	5,694	10,173
Average recorded investment		33,119	47,224
Interest income recognized	[4]	630	729
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	3,390	5,373
Recorded investment not requiring an allowance for loan losses	[1],[2]	50	62
Total	[1]	3,440	5,435
Unpaid principal balance		3,440	5,448
Related allowance	[3]	1,095	2,263
Average recorded investment		5,188	7,487
Interest income recognized	[4]	42	98
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	3,591	478
Recorded investment not requiring an allowance for loan losses	[1],[2]	355	102
Total	[1]	3,946	580
Unpaid principal balance		4,132	766
Related allowance	[3]	799	55
Average recorded investment		2,665	682
Interest income recognized	[4]	64	11
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	63,367	68,337
Recorded investment not requiring an allowance for loan losses	[1],[2]	59,240	75,067
Total	[1]	122,607	143,404
Unpaid principal balance		135,325	158,344
Related allowance	[3]	6,085	6,202
Average recorded investment		133,015	173,726
Interest income recognized	[4]	2,058	2,553
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	148,471	171,852
Recorded investment not requiring an allowance for loan losses	[1],[2]	18,593	16,279
Total	[1]	167,064	188,131
Unpaid principal balance		180,870	204,575
Related allowance	[3]	61,308	71,943
Average recorded investment		186,440	233,123
Interest income recognized	[4]	¥ 2,629	¥ 3,197

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans totaling ¥387,879 million and ¥347,839 million as of March 31, 2015 and 2016 which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.